Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill at beginning of the year	[1]	€ 6,802,127	€ 7,011,909
Business Combination		233,421	9,652
Impairment		(8,961)
Disposals		(11,037)	(1,794)
Translation differences		387,506	(217,640)
Goodwill at end of the year		7,403,056	6,802,127	[1]
Grifols UK.Ltd. (UK)
Goodwill
Goodwill at beginning of the year		7,907	7,747
Translation differences		380	160
Goodwill at end of the year		8,287	7,907
Grifols Italia.S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year		6,118	6,118
Goodwill at end of the year		6,118	6,118
Biomat USA, Inc.(USA)
Goodwill
Goodwill at beginning of the year		868,674	899,948
Disposals		(11,037)
Translation differences		54,756	(31,274)
Goodwill at end of the year		912,393	868,674
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year		9,846	9,859
Translation differences		(251)	(13)
Goodwill at end of the year		9,595	9,846
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year		2,011,030	2,083,432
Translation differences		127,952	(72,402)
Goodwill at end of the year		2,138,982	2,011,030
Progenika
Goodwill
Goodwill at beginning of the year		40,516	40,516
Goodwill at end of the year		40,516	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)
Goodwill
Goodwill at beginning of the year		2,628,995	2,722,785
Translation differences		165,805	(93,790)
Goodwill at end of the year		2,794,800	2,628,995
Kiro Grifols S.L. (Spain)
Goodwill
Goodwill at beginning of the year		24,376	24,376
Impairment		(8,961)
Goodwill at end of the year		15,415	24,376
Haema, AG. (Germany)
Goodwill
Goodwill at beginning of the year		190,014	190,014
Goodwill at end of the year		190,014	190,014
BPC Plasma, Inc. (USA)
Goodwill
Goodwill at beginning of the year		155,370	160,964
Translation differences		9,885	(5,594)
Goodwill at end of the year		165,255	155,370
Plasmavita Healthcare GmbH (Germany)
Goodwill
Goodwill at beginning of the year		9,987	9,987
Goodwill at end of the year		9,987	9,987
Alkahest, Inc (USA)
Goodwill
Goodwill at beginning of the year		79,615	82,481
Translation differences		5,066	(2,866)
Goodwill at end of the year		84,681	79,615
Grifols Canada Therapeutics, Inc (Canada)
Goodwill
Goodwill at beginning of the year		152,841	154,775
Translation differences		(3,129)	(1,934)
Goodwill at end of the year		149,712	152,841
GigaGen, Inc (USA)
Goodwill
Goodwill at beginning of the year		115,434	119,590
Translation differences		7,344	(4,156)
Goodwill at end of the year		122,778	115,434
Haema Plasma Kft. (Hungary)
Goodwill
Goodwill at beginning of the year		14,149	13,529
Translation differences		(982)	620
Goodwill at end of the year		13,167	14,149
Grifols Biotest Holdings GmbH / Biotest AG (Germany)
Goodwill
Goodwill at beginning of the year		303,624	303,624
Goodwill at end of the year		303,624	303,624
Access Biologicals, LLC (USA)
Goodwill
Goodwill at beginning of the year			179,362
Transfers			(174,427)
Translation differences			(4,935)
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)
Goodwill
Goodwill at beginning of the year		10,503	2,802
Business Combination			7,858
Translation differences		(215)	(157)
Goodwill at end of the year		10,288	10,503
Grifols Bio Supplies Inc (USA)
Goodwill
Goodwill at beginning of the year		173,128
Transfers			174,427
Translation differences		11,015	(1,299)
Goodwill at end of the year		184,143	173,128
Biomat Holdings LLC (USA)
Goodwill
Business Combination		233,421
Translation differences		9,880
Goodwill at end of the year		€ 243,301
AlbaJuna Therapeutics, S.L (Spain)
Goodwill
Business Combination			1,794
Disposals			€ (1,794)

[1]	Restated figures (Note 2.d)